Convertible Debt (Tables)	14 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Summary of Convertible Debt

As at	December 31, 2022	October 31, 2022
KSP Convertible Notes (a)	$91.5	$92.4
Glencore Convertible Notes (b)	181.4	196.1
Total convertible debt at end of period	$272.9	$288.5
(a) KSP Convertible Notes

As at	December 31, 2022	October 31, 2022
Principal of convertible notes at beginning of period	$105.9	$100.0
Issuance of convertible notes	4.3	5.9
Principal of convertible notes at end of period	110.2	105.9

Conversion feature at beginning of period	9.1	29.0
Fair value gain on embedded derivative	(3.1)	(19.9)
Conversion feature at end of period	6.0	9.1

Debt component at beginning of period	83.3	71.9
Debt component issued	4.3	5.9
Accrued interest paid in kind	(4.3)	(5.9)
Accrued interest expense	2.2	11.4
Debt component at end of period	85.5	83.3
Total convertible debt at end of period	$91.5	$92.4
The KSP Convertible Note and the PIK notes issued thereunder are referred to collectively as the "KSP Convertible Notes”, and as at December 31, 2022, comprised the following:

Note	Date Issued	Amount Issued
KSP Convertible Note	September 29, 2021	$100.0
PIK Note	December 31, 2021	1.8
PIK Note	June 30, 2022	4.1
PIK Note	December 31, 2022	4.3
Total		$110.2
(b) Glencore Convertible Notes

As at	December 31, 2022	October 31, 2022
Principal of convertible notes at beginning of period	$200.0	$—
Issuance of convertible notes	8.1	200.0
Principal of convertible notes at end of period	208.1	200.0

Conversion feature at beginning of period	34.8	—
Conversion feature issued	—	46.2
Fair value gain on embedded derivative	(18.3)	(11.4)
Conversion feature at end of period	16.5	34.8

Debt component at beginning of period	161.3	—
Debt component issued	8.1	153.8
Transaction costs	—	(1.3)
Accrued interest paid in kind	(8.1)	—
Accrued interest expense	3.6	8.8
Debt component at end of period	164.9	161.3
Total convertible debt at end of period	$181.4	$196.1

Summary of assumptions used in stock option pricing	The assumptions used in the model were as follows:

	(Issuance date) September 29, 2021	October 31, 2022	December 31, 2022
Risk free interest rate	1.1%	4.4%	4.2%
Expected life of options	5 years	3.9 years	3.8 years
Expected dividend yield	0.0%	0.0%	0.0%
Expected stock price volatility	66%	63%	63%
Share Price	$12.56	$5.96	$4.76